CAPITAL SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The partnership had the following capital securities outstanding as of December 31, 2019 and 2018:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2019	Dec. 31, 2018
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$574	$562
Series 2	24,000,000	6.50%	546	537
Series 3	24,000,000	6.75%	530	523
Brookfield BPY Holdings Inc. Junior Preferred Shares:
Class B Junior Preferred Shares(1)	—	7.64%	—	420
BPO Class B Preferred Shares:
Series 1(2)	3,600,000	70% of bank prime	—	—
Series 2(2)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	924,390	5.25%	23	23
Series 2	699,165	5.75%	13	13
Series 3	909,814	5.00%	18	17
Series 4	940,486	5.20%	18	17
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
Forest City Enterprises L.P. Preferred Capital(3)	—	—%	—	29
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			922	813
Total capital securities			$3,075	$3,385

Current			$75	$520
Non-current			3,000	2,865
Total capital securities			$3,075	$3,385

(1)	During the year ended December 31, 2019, approximately $420 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred Shares, held by Brookfield Asset Management, were redeemed.

(2)	Class B, Series 1 and 2 capital securities - corporate are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

(3)	Includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See Note 5, Investment Properties for further information.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding, beginning of year	3,308	11,078	11,363
Exchange LP Units exchanged (1)	(425)	(7,770)	(285)
Outstanding, end of year	2,883	3,308	11,078

(1)
Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2019	2018	2017	2019	2018	2017
Outstanding, beginning of year	139	139	139	424,198	254,989	260,222
Issued on August 28, 2018 for the acquisition of GGP	—	—	—	—	109,702	—
Exchange LP Units exchanged	—	—	—	425	7,770	285
BPR Units exchanged	—	—	—	36,316	56,166	—
Distribution reinvestment program	—	—	—	257	175	181
Issued under unit-based compensation plan	—	—	—	858	57	215
Repurchases of LP Units	—	—	—	(22,252)	(4,661)	(5,914)
Outstanding, end of year	139	139	139	439,802	424,198	254,989

Summary of reconciliation of cash flows from financing activities from capital securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2018	Capital securities redeemed net of issued	Fair value changes	Derecognized from loss of control of subsidiaries	Foreign currency translation	Other	Dec. 31, 2019
Capital securities	$3,385	$(420)	$36	$(29)	$2	$101	$3,075